UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07643
                                                     ---------

                               Phoenix PHOLIOs(SM)
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,               John H. Beers, Esq.
  Counsel and Secretary for Registrant          Vice President and Secretary
     Phoenix Life Insurance Company            Phoenix Life Insurance Company
            One American Row                          One American Row
         Hartford, CT 06103-2899                   Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                   Date of reporting period: January 31, 2006
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                                JANUARY 31, 2006
--------------------------------------------------------------------------------


SEMIANNUAL REPORT

--------------------------------------------------------------------------------

PHOENIX ASSET ALLOCATION PHOLIOs

>>  PHOENIX WEALTH ACCUMULATOR PHOLIO

>>  PHOENIX WEALTH BUILDER PHOLIO

>>  PHOENIX WEALTH GUARDIAN PHOLIO

>>  PHOENIX WEALTH PRESERVER PHOLIO

>>  PHOENIX CONSERVATIVE INCOME PHOLIO


PHOENIX DIVERSIFYING PHOLIOs

>>  PHOENIX DIVERSIFIER PHOLIO

>>  PHOENIX INTERNATIONAL PHOLIO


[GRAPHIC OMITTED]
Get Fund documents by e-mail instead.

Eligible shareholders may sign up for E-Delivery at PhoenixFunds.com.


TRUST NAME: PHOENIX PHOLIOs(SM)

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------




This report is not authorized for distribution to prospective investors in the Phoenix PHOLIOs(SM) unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

   This semiannual report addresses the performance of your Phoenix mutual fund for the period ended January 31, 2006. It provides detailed information about your fund's performance, portfolio holdings and transactions for the period.

   At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

   I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 16 different management teams--seven Phoenix affiliates and nine outside subadvisers chosen for their complementary investment capabilities.

   These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

   When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

   Thank you for choosing PhoenixFunds to be part of your financial plan.

Sincerely yours,


/s/ DANIEL T. GERACI

Daniel T. Geraci
President, PhoenixFunds

FEBRUARY 2006

TABLE OF CONTENTS


Glossary .............................................................     3
Phoenix Wealth Accumulator PHOLIO ....................................     5
Phoenix Wealth Builder PHOLIO ........................................    10
Phoenix Wealth Guardian PHOLIO .......................................    15
Phoenix Wealth Preserver PHOLIO ......................................    20
Phoenix Conservative Income PHOLIO ...................................    25
Phoenix Diversifier PHOLIO ...........................................    30
Phoenix International PHOLIO .........................................    35
Notes to Financial Statements ........................................    40
Board of Trustees' Consideration of Investment Advisory Agreements....    43




--------------------------------------------------------------------------------

PROXY VOTING INFORMATION (FORM N-PX)
The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------
2

GLOSSARY

FUND OF FUNDS
A mutual fund that invests in the shares of other open-end mutual funds according to an established asset allocation model, resulting in a diversified portfolio of asset classes and investment strategies appropriate for pursuit of the overall investment objective.

REITS
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

                         COMPOSITION BY UNDERLYING FUND
                      AS A PERCENTAGE OF TOTAL INVESTMENTS
                             AS OF JANUARY 31, 2006
                                  (UNAUDITED)


                                                    Wealth     Wealth     Wealth     Wealth  Conservative
                                                 Accumulator   Builder   Guardian  Preserver    Income   Diversifier   International
                                                    PHOLIO     PHOLIO     PHOLIO     PHOLIO     PHOLIO     PHOLIO         PHOLIO
                                                 -----------   -------   --------  ---------    ------   -----------   -------------
Phoenix Bond Fund Class A.......................      0.0%       7.7%      15.5%      23.4%      31.5%       0.0%          0.0%
Phoenix Dynamic Growth Fund Class A.............      5.1%       4.2%       3.2%       0.0%       0.0%       0.0%          0.0%
Phoenix Emerging Markets Bond Fund Class A......      0.0%       0.0%       0.0%       0.0%       0.0%       0.0%          4.8%
Phoenix Foreign Opportunities Fund Class A......      8.2%       6.5%       4.4%       3.2%       0.0%       0.0%         31.9%
Phoenix Fundamental Growth Fund Class A.........     15.1%      11.4%       9.4%       8.4%       4.3%       0.0%          0.0%
Phoenix Global Utilities Fund Class A...........      3.9%       3.8%       1.9%       1.0%       1.0%      20.9%          9.6%
Phoenix Growth & Income Fund Class A............     14.6%      10.8%       7.8%       7.0%       3.0%       0.0%          0.0%
Phoenix High Yield Securities Fund Class A......      0.0%       1.9%       3.9%       6.0%       8.1%       0.0%          0.0%
Phoenix Institutional Bond Fund Class Y.........      0.0%       7.6%      15.5%      23.4%      31.7%       0.0%          0.0%
Phoenix International Strategies Fund Class A...     12.5%      10.8%       8.7%       5.4%       4.5%       0.0%         53.7%
Phoenix Market Neutral Fund Class A.............      6.5%       6.3%       5.4%       2.8%       2.8%      49.6%          0.0%
Phoenix Mid-Cap Value Fund Class A..............      4.9%       3.7%       2.9%       0.0%       0.0%       0.0%          0.0%
Phoenix Multi-Sector Short Term
  Bond Fund Class A.............................      0.0%       1.9%       3.9%       5.9%       7.8%       0.0%          0.0%
Phoenix Real Estate Securities Fund Class A.....      4.2%       4.2%       2.1%       1.1%       1.1%      29.5%          0.0%
Phoenix Small Cap Value Fund Class A............      5.1%       4.0%       3.1%       2.1%       0.0%       0.0%          0.0%
Phoenix Small-Cap Growth Fund Class A...........      5.0%       4.1%       3.1%       2.1%       0.0%       0.0%          0.0%
Phoenix Total Value Fund Class A................     14.9%      11.1%       9.2%       8.2%       4.2%       0.0%          0.0%
                                                    -----      -----      -----      -----      -----      -----         -----
  Total                                             100.0%     100.0%     100.0%     100.0%     100.0%     100.0%        100.0%
                                                    =====      =====      =====      =====      =====      =====         =====


PHOENIX WEALTH ACCUMULATOR PHOLIO


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Wealth Accumulator PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of these examples are based on an investment of $1,000 invested on inception date and held to January 31, 2006. The third lines of these examples are based on an investment of $1,000 invested on July 31, 2005 and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE
(since inception date)

   The first hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or the expenses you paid for the period. This example is based on the period from inception of the fund to January 31, 2006.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(for entire six-month period)

   The second hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from July 31, 2005, to January 31, 2006. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that for both the since inception and six-month examples, the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the hypothetical example of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


     Wealth                             Beginning                  Ending              Expenses Paid
Accumulator PHOLIO                    Account Value            Account Value              During
     Class A                          August 4, 2005         January 31, 2006             Period*
------------------                    --------------         ----------------             ------
Actual                                   $1,000.00               $1,076.20                 $2.09
Hypothetical (5% return before
  expenses since inception)               1,000.00                1,022.66                  2.00



                                        Beginning
                                      Account Value
                                      July 31, 2005
                                      -------------
Hypothetical (5% return before
  expenses six-month period)             $1,000.00                1,023.16                  2.04

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.40%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.



     Wealth                             Beginning                  Ending              Expenses Paid
Accumulator PHOLIO                    Account Value            Account Value              During
     Class C                          August 4, 2005         January 31, 2006             Period*
------------------                    --------------         ----------------             ------
Actual                                   $1,000.00               $1,071.80                 $6.01
Hypothetical (5% return before
  expenses since inception)               1,000.00                1,018.92                  5.74



                                        Beginning
                                      Account Value
                                      July 31, 2005
                                      -------------
Hypothetical (5% return before
  expenses six-month period)             $1,000.00                1,019.34                  5.87

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.15%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Wealth Accumulator PHOLIO


FUND INVESTMENT ALLOCATION (UNAUDITED)                                   1/31/06

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Equity Funds   100%


                            SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)

                                                        SHARES      VALUE
                                                        ------    ----------

MUTUAL FUNDS--95.1%

EQUITY FUNDS--95.1%
Phoenix Dynamic Growth Fund Class A(b)(c) ......        11,446    $  127,391
Phoenix Foreign Opportunities Fund Class A(c) ..         9,836       205,192
Phoenix Fundamental Growth Fund Class A(b)(c) ..        34,288       377,512
Phoenix Global Utilities Fund Class A(c) .......         9,238        95,794
Phoenix Growth & Income Fund Class A(c) ........        23,741       363,467
Phoenix International Strategies Fund Class A(c)        25,703       311,010
Phoenix Market Neutral Fund Class A(b)(c) ......        13,986       161,684
Phoenix Mid-Cap Value Fund Class A(c) ..........         5,990       122,915
Phoenix Real Estate Securities Fund Class A(c) .         3,489       104,129
Phoenix Small-Cap Growth Fund Class A(b)(c) ....         3,631       125,633
Phoenix Small-Cap Value Fund Class A(c) ........         6,665       126,909
Phoenix Total Value Fund Class A(c) ............        34,769       371,685
-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $2,384,199)                                       2,493,321
-----------------------------------------------------------------------------


                                                                    VALUE
                                                                  ----------


TOTAL INVESTMENTS--95.1%
(IDENTIFIED COST $2,384,199)                                      $ 2,493,321(a)
Other assets and liabilities, net--4.9%                               129,664
                                                                  -----------
NET ASSETS--100.0%                                                $ 2,622,985
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $110,141 and gross depreciation of $4,123 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $2,387,303.
(b) Non-income producing.
(c) Affiliated Fund.

                        See Notes to Financial Statements

Phoenix Wealth Accumulator PHOLIO


                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2006
                                   (UNAUDITED)

ASSETS
Investment securities at value (Identified cost $2,384,199)          $2,493,321
Cash                                                                     21,980
Receivables
   Fund shares sold                                                     114,982
   Receivable from adviser                                               22,005
Prepaid expenses                                                         15,460
                                                                     ----------
Total assets                                                          2,667,748
                                                                     ----------
LIABILITIES
Payables
   Investment securities purchased                                        9,480
   Professional fee                                                      11,643
   Financial agent fee                                                    8,668
   Transfer agent fee                                                     6,121
   Trustees' fee                                                          2,678
   Printing fee                                                           2,374
   Distribution and service fees                                            480
   Other accrued expenses                                                 3,319
                                                                     ----------
      Total liabilities                                                  44,763
                                                                     ----------
NET ASSETS                                                           $2,622,985
                                                                     ==========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                     $2,497,016
Distributions in excess of net investment income                         (1,825)
Accumulated net realized gain                                            18,672
Net unrealized appreciation                                             109,122
                                                                     ----------
NET ASSETS                                                           $2,622,985
                                                                     ==========
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $1,745,519)                       162,911
Net asset value per share                                                $10.71
Offering price per share $10.71/(1-5.75%)                                $11.36

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $877,466)                          82,005
Net asset value and offering price per share                             $10.70



                             STATEMENT OF OPERATIONS
                        FROM INCEPTION AUGUST 4, 2005 TO
                                JANUARY 31, 2006
                                  (UNAUDITED)


INVESTMENT INCOME
Income distributions received from affiliated funds                  $   9,091
Interest                                                                   804
                                                                     ---------
     Total investment income                                             9,895
                                                                     ---------
EXPENSES
Investment advisory fee                                                    549
Distribution and service fees, Class C                                   1,389
Financial agent fee                                                     37,192
Transfer agent                                                          18,623
Registration                                                            18,168
Professional                                                            12,637
Trustees                                                                12,014
Custodian                                                                5,833
Printing                                                                 2,755
Miscellaneous                                                            5,442
                                                                     ---------
     Total expenses                                                    114,602
Less expenses reimbursed by investment adviser                        (110,536)
Custodian fees paid indirectly                                            (480)
                                                                     ---------
     Net expenses                                                        3,586
                                                                     ---------
NET INVESTMENT INCOME (LOSS)                                             6,309
                                                                     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds           (3,076)
Capital gain distributions from affiliated funds                        21,748
Net change in unrealized appreciation (depreciation) on
  investments from affiliated funds                                    109,122
                                                                     ---------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS                   127,794
                                                                     ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                          $ 134,103
                                                                     =========
                        See Notes to Financial Statements

Phoenix Wealth Accumulator PHOLIO

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                               From Inception
                                                                              August 4, 2005 to
                                                                              January 31, 2006
                                                                                 (Unaudited)
                                                                               ----------------
FROM OPERATIONS
   Net investment income (loss)                                                   $    6,309
   Net realized gain (loss)                                                           18,672
   Net change in unrealized appreciation (depreciation)                              109,122
                                                                                  ----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       134,103
                                                                                  ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                     (6,985)
   Net investment income, Class C                                                     (1,149)
                                                                                  ----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (8,134)
                                                                                  ----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (162,705 shares)                                  1,658,805
   Net asset value of shares issued from reinvestment of distributions
     (421 shares)                                                                      4,370
   Cost of shares repurchased (135 shares)                                            (1,403)
                                                                                  ----------
Total                                                                              1,661,772
                                                                                  ----------
CLASS C
   Proceeds from sales of shares (82,156 shares)                                     836,852
   Net asset value of shares issued from reinvestment of distributions
     (41 shares)                                                                         428
   Cost of shares repurchased (192 shares)                                            (2,036)
                                                                                  ----------
Total                                                                                835,244
                                                                                  ----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                       2,497,016
                                                                                  ----------
   NET INCREASE (DECREASE) IN NET ASSETS                                           2,622,985

NET ASSETS
   Beginning of period                                                                    --
                                                                                  ----------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
     INCOME OF ($1,825)]                                                          $2,622,985
                                                                                  ==========

                        See Notes to Financial Statements

Phoenix Wealth Accumulator PHOLIO


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                                               ----------------
                                                                FROM INCEPTION
                                                               AUGUST 4, 2005 TO
                                                               JANUARY 31, 2006
                                                                 (UNAUDITED)
                                                               ----------------


Net asset value, beginning of period                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                    0.07
   Capital gain distributions received from affiliated funds(3)       0.20
   Net realized and unrealized gain (loss)                            0.49
                                                                    ------
        TOTAL FROM INVESTMENT OPERATIONS                              0.76
                                                                    ------
LESS DISTRIBUTIONS
     Dividends from net investment income                            (0.05)
                                                                    ------
        TOTAL DISTRIBUTIONS                                          (0.05)
                                                                    ------
Change in net asset value                                             0.71
                                                                    ------
NET ASSET VALUE, END OF PERIOD                                      $10.71
                                                                    ======
Total return(1)                                                       7.62%(4)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                            $1,746
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                          0.40%(5)
   Gross operating expenses(2)                                       19.83%(5)
   Net investment income (loss)                                       1.42%(5)
Portfolio turnover                                                      11%(4)


                                                                    CLASS A
                                                               ----------------
                                                                FROM INCEPTION
                                                               AUGUST 4, 2005 TO
                                                               JANUARY 31, 2006
                                                                 (UNAUDITED)
                                                               ----------------

Net asset value, beginning of period                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                    0.03
   Capital gain distributions received from affiliated funds(3)       0.19
   Net realized and unrealized gain (loss)                            0.50
                                                                    ------
     TOTAL FROM INVESTMENT OPERATIONS                                 0.72
                                                                    ------
LESS DISTRIBUTIONS
     Dividends from net investment income                            (0.02)
                                                                    ------
        TOTAL DISTRIBUTIONS                                          (0.02)
                                                                    ------
Change in net asset value                                             0.70
                                                                    ------
NET ASSET VALUE, END OF PERIOD                                      $10.70
                                                                    ======
Total return(1)                                                       7.18%(4)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                            $  877
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                          1.15%(5)
   Gross operating expenses(2)                                       22.91%(5)
   Net investment income (loss)                                       0.61%(5)
Portfolio turnover                                                      11%(4)


(1) Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Computed using average shares outstanding.
(4) Not annualized.
(5) Annualized.

                       See Notes to Financial Statements

PHOENIX WEALTH BUILDER PHOLIO


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

    We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Wealth Builder PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

    The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                         Beginning                 Ending             Expenses Paid
Wealth Builder PHOLIO                  Account Value            Account Value             During
      Class A                          July 31, 2005          January 31, 2006            Period*
----------------------                 -------------          ----------------        -------------
Actual                                   $1,000.00               $1,053.30                 $2.07
Hypothetical (5% return
  before expenses)                       $1,000.00                1,023.16                  2.04

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.40%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.



                                         Beginning                 Ending             Expenses Paid
Wealth Builder PHOLIO                  Account Value            Account Value             During
      Class C                          July 31, 2005          January 31, 2006            Period*
----------------------                 -------------          ----------------        -------------
Actual                                   $1,000.00               $1,049.40                 $5.94
Hypothetical (5% return
  before expenses)                        1,000.00                1,019.34                  5.87

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.15%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Wealth Builder PHOLIO


FUND INVESTMENT ALLOCATION (UNAUDITED)                                   1/31/06

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Equity Funds    81%
Fixed-Income    19


                            SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)


                                                      SHARES        VALUE
                                                    ---------   -------------

MUTUAL FUNDS--100.0%


EQUITY FUNDS--80.9%
Phoenix Dynamic Growth Fund Class A(b)(c) ......      496,892   $   5,530,404
Phoenix Foreign Opportunities Fund Class A(c) ..      414,063       8,637,350
Phoenix Fundamental Growth Fund Class A(b)(c) ..    1,374,057      15,128,369
Phoenix Global Utilities Fund Class A(c) .......      482,307       5,001,523
Phoenix Growth & Income Fund Class A(c) ........      939,030      14,376,545
Phoenix International Strategies Fund Class A(c)    1,193,140      14,436,992
Phoenix Market Neutral Fund Class A(b)(c) ......      722,891       8,356,613
Phoenix Mid-Cap Value Fund Class A(c) ..........      242,891       4,984,117
Phoenix Real Estate Securities Fund Class A(c) .      187,053       5,583,536
Phoenix Small-Cap Growth Fund Class A(b)(c) ....      157,568       5,451,849
Phoenix Small-Cap Value Fund Class A(c) ........      281,876       5,366,910
Phoenix Total Value Fund Class A(c)..               1,383,512      14,789,752
                                                                -------------
                                                                  107,643,960
                                                                -------------


                                                                    VALUE
                                                                -------------

FIXED-INCOME FUNDS--19.1%
Phoenix Bond Fund Class A(c) ...................      990,336   $  10,170,751
Phoenix High Yield Securities Fund Class A(c) ..      258,227       2,574,520
Phoenix Institutional Bond Fund Class Y(c) .....      327,361      10,174,389
Phoenix Multi-Sector Short Term Bond
Fund Class A(c) ................................      540,989       2,553,465
                                                                -------------
                                                                   25,473,125
                                                                -------------
-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $123,299,404)                                    133,117,085
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $123,299,404)                                    133,117,085(a)
Other assets and liabilities, net--0.0%                               (12,271)
                                                                -------------
NET ASSETS--100.0%                                              $ 133,104,814
                                                                =============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,232,545 and gross depreciation of $588,222 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $123,472,762.
(b) Non-income producing.
(c) Affiliated Fund.

                        See Notes to Financial Statements

Phoenix Wealth Builder PHOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value (Identified cost $123,299,404)      $133,117,085
Receivables
   Investment securities sold                                           691,486
   Fund shares sold                                                     161,153
   Dividends                                                              9,851
Prepaid expenses                                                         28,037
                                                                   ------------
     Total assets                                                   134,007,612
                                                                   ------------
LIABILITIES
Cash overdraft                                                          118,845
Payables
   Fund shares repurchased                                              562,163
   Investments securities purchased                                      81,671
   Distribution and service fees                                         52,858
   Transfer agent fee                                                    28,043
   Investment advisory fee                                               10,822
   Financial agent fee                                                    8,668
   Trustees' fee                                                          2,678
   Other accrued expenses                                                37,050
                                                                   ------------
     Total liabilities                                                  902,798
                                                                   ------------
NET ASSETS                                                         $133,104,814
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $122,210,844
Distributions in excess of net investment income                       (160,723)
Accumulated net realized gain                                         1,237,012
Net unrealized appreciation                                           9,817,681
                                                                   ------------
NET ASSETS                                                         $133,104,814
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $50,749,549)                   4,261,945
Net asset value per share                                                $11.91
Offering price per share $11.91/(1-5.75%)                                $12.64

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $82,355,265)                   6,950,561
Net asset value and offering price per share                             $11.85



                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED JANUARY 31, 2006
                                  (UNAUDITED)


INVESTMENT INCOME
Income distributions received from affiliated funds                $ 1,091,859
Interest                                                                 3,386
                                                                   -----------
     Total investment income                                         1,095,245
                                                                   -----------
EXPENSES
Investment advisory fee                                                 65,917
Distribution and service fees, Class C                                 311,968
Financial agent fee                                                     40,701
Transfer agent                                                          77,872
Registration                                                            21,126
Trustees                                                                17,870
Printing                                                                17,803
Professional                                                            12,611
Custodian                                                                8,772
Miscellaneous                                                            8,267
                                                                   -----------
     Total expenses                                                    582,907
Less expenses reimbursed by investment adviser                          (7,170)
Custodian fees paid indirectly                                            (117)
                                                                   -----------
     Net expenses                                                      575,620
                                                                   -----------
NET INVESTMENT INCOME (LOSS)                                           519,625
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds        6,905,797
Capital gain distributions from affiliated funds                     1,254,725
Net change in unrealized appreciation (depreciation)
   on investments from affiliated funds                             (2,095,409)
                                                                   -----------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS                 6,065,113
                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $ 6,584,738
                                                                   ===========

                        See Notes to Financial Statements

Phoenix Wealth Builder PHOLIO

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                               Six Months Ended
                                                                               January 31, 2006    Year Ended
                                                                                  (Unaudited)    July 31, 2005
                                                                               ----------------  -------------
FROM OPERATIONS
   Net investment income (loss)                                                  $    519,625     $    508,735
   Net realized gain (loss)                                                         8,160,522          628,598
   Net change in unrealized appreciation (depreciation)                            (2,095,409)      10,711,389
                                                                                 ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      6,584,738       11,848,722
                                                                                 ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                    (361,400)        (336,203)
   Net investment income, Class C                                                    (351,937)        (207,961)
   Net realized short-term gains, Class A                                            (458,875)              --
   Net realized short-term gains, Class C                                            (764,786)              --
   Net realized long-term gains, Class A                                           (2,355,289)          (8,003)
   Net realized long-term gains, Class C                                           (3,925,451)         (15,124)
                                                                                 ------------     ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                       (8,217,738)        (567,291)
                                                                                 ------------     ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (712,609 and 1,824,326 shares, respectively)       8,505,965       20,856,522
   Net asset value of shares issued from reinvestment of distributions
     (193,593 and 21,465 shares, respectively)                                      2,245,674          252,054
   Cost of shares repurchased (617,195 and 588,715 shares, respectively)           (7,370,131)      (6,777,429)
                                                                                 ------------     ------------
Total                                                                               3,381,508       14,331,147
                                                                                 ------------     ------------
CLASS C
   Proceeds from sales of shares (745,043 and 2,678,348 shares, respectively)       8,776,980       30,646,588
   Net asset value of shares issued from reinvestment of distributions
     (159,963 and 5,584 shares, respectively)                                       1,847,584           65,720
   Cost of shares repurchased (967,516 and 1,011,958 shares, respectively)        (11,484,123)     (11,686,796)
                                                                                 ------------     ------------
Total                                                                                (859,559)      19,025,512
                                                                                 ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        2,521,949       33,356,659
                                                                                 ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                              888,949       44,638,090

NET ASSETS
   Beginning of period                                                            132,215,865       87,577,775
                                                                                 ------------     ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
     INCOME AND UNDISTRIBUTED NET INVESTMENT INCOME OF
     ($160,723) AND $32,989, RESPECTIVELY]                                       $133,104,814     $132,215,865
                                                                                 ============     ============

                       See Notes to Financial Statements

Phoenix Wealth Builder PHOLIO

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                          CLASS A
                                                                  -------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED                  YEAR ENDED JULY 31
                                                                  JANUARY 31, 2006          -----------------------
                                                                    (UNAUDITED)               2005           2004

Net asset value, beginning of period                                   $12.07                $10.89          $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                       0.08                  0.11            0.12
   Capital gain distributions received from affiliated funds(3)          0.12                  0.07            0.01
   Net realized and unrealized gain (loss)                               0.42                  1.10            0.86
                                                                       ------                ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                                   0.62                  1.28            0.99
                                                                       ------                ------          ------

LESS DISTRIBUTIONS
   Dividends from net investment income                                 (0.09)                (0.10)          (0.10)
   Distributions from net realized gains                                (0.69)                   --(4)           --
                                                                       ------                ------          ------
      TOTAL DISTRIBUTIONS                                               (0.78)                (0.10)          (0.10)
                                                                       ------                ------          ------
Change in net asset value                                               (0.16)                 1.18            0.89
                                                                       ------                ------          ------
NET ASSET VALUE, END OF PERIOD                                         $11.91                $12.07          $10.89
                                                                       ======                ======          ======
Total return(1)                                                          5.33%(5)             11.76%           9.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                 $50,750               $47,934         $29,566
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                             0.40%(6)              0.40%           0.40%
   Gross operating expenses(2)                                           0.41%(6)              0.45%           0.77%
   Net investment income                                                 1.28%(6)              0.93%           1.11%
Portfolio turnover                                                         72%(5)                 4%              0%



                                                                                          CLASS C
                                                                  -------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED                  YEAR ENDED JULY 31
                                                                  JANUARY 31, 2006          -----------------------
                                                                    (UNAUDITED)               2005           2004

Net asset value, beginning of period                                   $12.02                $10.86          $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                       0.03                  0.02            0.04
   Capital gain distributions received from affiliated funds(3)          0.11                  0.07            0.01
   Net realized and unrealized gain (loss)                               0.43                  1.10            0.85
                                                                       ------                ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                                   0.57                  1.19            0.90
                                                                       ------                ------          ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                 (0.05)                (0.03)          (0.04)
   Distributions from net realized gains                                (0.69)                   --(4)           --
                                                                       ------                ------          ------
      TOTAL DISTRIBUTIONS                                               (0.74)                (0.03)          (0.04)
                                                                       ------                ------          ------
Change in net asset value                                               (0.17)                 1.16            0.86
                                                                       ------                ------          ------
NET ASSET VALUE, END OF PERIOD                                         $11.85                $12.02          $10.86
                                                                       ======                ======          ======
Total return(1)                                                          4.94%(5)             11.01%           9.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                 $82,355               $84,281         $58,012
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                             1.15%(6)              1.15%           1.15%
   Gross operating expenses(2)                                           1.16%(6)              1.20%           1.47%
   Net investment income                                                 0.50%(6)              0.19%           0.34%
Portfolio turnover                                                         72%(5)                 4%              0%

(1) Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Computed using average shares outstanding.
(4) Amount is less than $0.01.
(5) Not annualized.
(6) Annualized.

                        See Notes to Financial Statements

PHOENIX WEALTH GUARDIAN PHOLIO


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Wealth Guardian PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                                   Beginning                 Ending              Expenses Paid
Wealth Guardian PHOLIO           Account Value           Account Value              During
      Class A                    July 31, 2005          January 31, 2006            Period*
----------------------           -------------          ----------------         -------------
Actual                             $1,000.00                $1,042.70               $2.68
Hypothetical (5% return
  before expenses)                  1,000.00                 1,022.55                2.66

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.52%,
  WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED
  BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE
  ONE-HALF YEAR PERIOD.


                                   Beginning                 Ending              Expenses Paid
Wealth Guardian PHOLIO           Account Value           Account Value              During
      Class C                    July 31, 2005          January 31, 2006            Period*
----------------------           -------------          ----------------         -------------
Actual                             $1,000.00                $1,038.60               $6.52
Hypothetical (5% return
  before expenses)                  1,000.00                 1,018.72                6.48

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.27%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

                        See Notes to Financial Statements

Phoenix Wealth Guardian PHOLIO

FUND INVESTMENT ALLOCATION (UNAUDITED)                                   1/31/06

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Equity Funds               61%
Fixed-Income Funds         39


                            SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                       ---------  -----------

MUTUAL FUNDS--99.9%

EQUITY FUNDS--61.3%
Phoenix Dynamic Growth Fund Class A(b)(c) ..........     180,830  $ 2,012,642
Phoenix Foreign Opportunities Fund Class A(c) ......     131,043    2,733,565
Phoenix Fundamental Growth Fund Class A(b)(c) ......     534,310    5,882,755
Phoenix Global Utilities Fund Class A(c) ...........     114,592    1,188,324
Phoenix Growth & Income Fund Class A(c) ............     317,121    4,855,120
Phoenix International Strategies Fund Class A(c) ...     451,208    5,459,615
Phoenix Market Neutral Fund Class A(b)(c) ..........     294,234    3,401,341
Phoenix Mid-Cap Value Fund Class A(c) ..............      87,651    1,798,600
Phoenix Real Estate Securities Fund Class A(c) .....      44,814    1,337,710
Phoenix Small-Cap Growth Fund Class A(b)(c) ........      56,246    1,946,128
Phoenix Small-Cap Value Fund Class A(c) ............     101,374    1,930,165
Phoenix Total Value Fund Class A(c) ................     537,730    5,748,331
                                                                  -----------
                                                                   38,294,296
                                                                  -----------


                                                        SHARES       VALUE
                                                       ---------  -----------

FIXED-INCOME FUNDS--38.6%
Phoenix Bond Fund Class A(c) .......................     939,056  $ 9,644,108
Phoenix High Yield Securities Fund Class A(c) ......     242,048    2,413,217
Phoenix Institutional Bond Fund Class Y(c) .........     310,395    9,647,087
Phoenix Multi-Sector Short Term Bond Fund Class A(c)     513,527    2,423,848
                                                                  -----------
                                                                   24,128,260
                                                                  -----------
--------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $59,333,491)                                      62,422,556
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $59,333,491)                                      62,422,556(a)

Other assets and liabilities, net--0.1%                                85,331
                                                                  -----------
NET ASSETS--100.0%                                                $62,507,887
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,415,880 and gross depreciation of $488,706 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $59,495,382.
(b) Non-income producing.
(c) Affiliated Fund.

                        See Notes to Financial Statements

Phoenix Wealth Guardian PHOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value (Identified cost $59,333,491)       $62,422,556
Cash                                                                   112,608
Receivables
   Investment securities sold                                          138,714
   Fund shares sold                                                     65,266
   Dividends                                                             8,541
Prepaid expenses                                                        20,700
                                                                   -----------
      Total assets                                                  62,768,385
                                                                   -----------
LIABILITIES
Payables
   Fund shares repurchased                                             171,570
   Investments securities purchased                                      8,511
   Distribution and service fees                                        24,578
   Professional fee                                                     15,827
   Transfer agent fee                                                   12,461
   Financial agent fee                                                   8,668
   Investment advisory fee                                               4,784
   Trustees' fee                                                         2,678
   Other accrued expenses                                               11,421
                                                                   -----------
      Total liabilities                                                260,498
                                                                   -----------
NET ASSETS                                                         $62,507,887
                                                                   ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $59,113,931
Distributions in exess of net investment income                        (92,366)
Accumulated net realized gain                                          397,257
Net unrealized appreciation                                          3,089,065
                                                                   -----------
NET ASSETS                                                         $62,507,887
                                                                   ===========

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $23,807,917)                  2,088,107
Net asset value per share                                               $11.40
Offering price per share $11.40/(1-5.75%)                               $12.10

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $38,699,970)                  3,401,836
Net asset value and offering price per share                            $11.38


                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED JANUARY 31, 2006
                                  (UNAUDITED)

   INVESTMENT INCOME
   Income distributions received from affiliated funds             $   697,988
   Interest                                                              2,995
                                                                   -----------
        Total investment income                                        700,983
                                                                   -----------
   EXPENSES
   Investment advisory fee                                              30,932
   Distribution and service fees, Class C                              147,263
   Financial agent fee                                                  40,701
   Transfer agent                                                       33,885
   Trustees                                                             17,870
   Registration                                                         16,630
   Professional                                                         12,611
   Custodian                                                             9,951
   Printing                                                              6,782
   Miscellaneous                                                         5,837
                                                                   -----------
        Total expenses                                                 322,462
   Less expenses reimbursed by investment adviser                      (14,278)
   Custodian fees paid indirectly                                          (76)
                                                                   -----------
        Net expenses                                                   308,108
                                                                   -----------
   NET INVESTMENT INCOME (LOSS)                                        392,875
                                                                   -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments from affiliated funds     2,661,730
   Capital gain distributions received from affiliated funds           504,994
   Net change in unrealized appreciation
      (depreciation) on investments from affiliated funds           (1,084,292)
                                                                   -----------
   NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS              2,082,432
                                                                   -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                                              $ 2,475,307
                                                                   ===========


                        See Notes to Financial Statements

Phoenix Wealth Guardian PHOLIO


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                               Six Months Ended
                                                                               January 31, 2006     Year Ended
                                                                                  (Unaudited)     July 31, 2005
                                                                               ----------------   -------------
FROM OPERATIONS
   Net investment income (loss)                                                   $   392,875      $   535,846
   Net realized gain (loss)                                                         3,166,724          283,923
   Net change in unrealized appreciation (depreciation)                            (1,084,292)       3,601,562
                                                                                  -----------      -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      2,475,307        4,421,331
                                                                                  -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                    (252,227)        (253,607)
   Net investment income, Class C                                                    (283,785)        (271,275)
   Net realized short-term gains, Class A                                            (213,263)              --
   Net realized short-term gains, Class C                                            (339,237)              --
   Net realized long-term gains, Class A                                             (951,481)          (3,604)
   Net realized long-term gains, Class C                                           (1,513,518)          (8,499)
                                                                                  -----------      -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                       (3,553,511)        (536,985)
                                                                                  -----------      -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (563,404 and 1,090,914 shares, respectively)       6,456,812       12,243,290
   Net asset value of shares issued from reinvestment of distributions
     (94,073 and 17,604 shares, respectively)                                       1,050,800          200,211
   Cost of shares repurchased (351,391 and 274,678 shares, respectively)           (4,019,024)      (3,092,213)
                                                                                  -----------      -----------
Total                                                                               3,488,588        9,351,288
                                                                                  -----------      -----------
CLASS C
   Proceeds from sales of shares (328,103 and 1,321,823 shares, respectively)       3,743,644       14,738,790
   Net asset value of shares issued from reinvestment of distributions
      (51,958 and 9,278 shares, respectively)                                         579,856          105,468
Cost of shares repurchased (449,164 and 505,099 shares, respectively)              (5,173,363)      (5,669,378)
                                                                                  -----------      -----------
Total                                                                                (849,863)       9,174,880
                                                                                  -----------      -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        2,638,725       18,526,168
                                                                                  -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                            1,560,521       22,410,514
NET ASSETS
Beginning of period                                                                60,947,366       38,536,852
                                                                                  -----------      -----------
END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
   UNDISTRIBUTED NET INVESTMENT INCOME OF ($92,366) AND $50,771, RESPECTIVELY]    $62,507,887      $60,947,366
                                                                                  ===========      ===========

                        See Notes to Financial Statements

Phoenix Wealth Guardian PHOLIO

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                          CLASS A
                                                                  -------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED                  YEAR ENDED JULY 31
                                                                  JANUARY 31, 2006          -----------------------
                                                                    (UNAUDITED)               2005           2004
Net asset value, beginning of period                                   $11.61                $10.74          $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                       0.11                  0.17            0.17
   Capital gain distributions received from affiliated funds(3)          0.10                  0.06              --(4)
   Net realized and unrealized gain (loss)                               0.27                  0.81            0.74
                                                                       ------                ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                                   0.48                  1.04            0.91
                                                                       ------                ------          ------

LESS DISTRIBUTIONS
   Dividends from net investment income                                 (0.12)                (0.17)          (0.17)
   Distributions from net realized gains                                (0.57)                   --(4)           --
                                                                       ------                ------          ------
      TOTAL DISTRIBUTIONS                                               (0.69)                (0.17)          (0.17)
                                                                       ------                ------          ------
Change in net asset value                                               (0.21)                 0.87            0.74
                                                                       ------                ------          ------
NET ASSET VALUE, END OF PERIOD                                         $11.40                $11.61          $10.74
                                                                       ======                ======          ======
Total return(1)                                                          4.27%(5)              9.74%           9.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                 $23,808               $20,696         $10,182
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                             0.52%(6)              0.52%           0.52%
   Gross operating expenses(2)                                           0.57%(6)              0.65%           1.35%
   Net investment income                                                 1.82%(6)              1.56%           1.92%
Portfolio turnover                                                         65%(5)                 5%              1%



                                                                                          CLASS C
                                                                  -------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED                  YEAR ENDED JULY 31
                                                                  JANUARY 31, 2006          -----------------------
                                                                    (UNAUDITED)               2005           2004

Net asset value, beginning of period                                   $11.60                $10.72          $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                       0.06                  0.09            0.12
   Capital gain distributions received from affiliated funds(3)          0.09                  0.06            0.01
   Net realized and unrealized gain (loss)                               0.29                  0.81            0.70
                                                                       ------                ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                                   0.44                  0.96            0.83
                                                                       ------                ------          ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                 (0.09)                (0.08)          (0.11)
   Distributions from net realized gains                                (0.57)                   --(4)           --
                                                                       ------                ------          ------
      TOTAL DISTRIBUTIONS                                               (0.66)                (0.08)          (0.11)
                                                                       ------                ------          ------
Change in net asset value                                               (0.22)                 0.88            0.72
                                                                       ------                ------          ------
NET ASSET VALUE, END OF PERIOD                                         $11.38                $11.60          $10.72
                                                                       ======                ======          ======
Total return(1)                                                          3.86%(5)              9.03%           8.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                 $38,700               $40,252         $28,355
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                             1.27%(6)              1.27%           1.27%
   Gross operating expenses(2)                                           1.32%(6)              1.40%           1.98%
   Net investment income                                                 0.95%(6)              0.80%           1.19%
Portfolio turnover                                                         65%(5)                 5%              1%

(1) Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Computed using average shares outstanding.
(4) Amount is less than $0.01.
(5) Not annualized.
(6) Annualized.

                       See Notes to Financial Statements

PHOENIX WEALTH PRESERVER PHOLIO


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Wealth Preserver PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of these examples are based on an investment of $1,000 invested on inception date and held to January 31, 2006. The third lines of these examples are based on an investment of $1,000 invested on July 31, 2005 and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE
(since inception date)

   The first hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or the expenses you paid for the period. This example is based on the period from inception of the fund to January 31, 2006.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(for entire six-month period)

   The second hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from July 31, 2005, to January 31, 2006. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that for both the since inception and six-month examples, the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the hypothetical example of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                                   Beginning                Ending              Expenses Paid
Wealth Preserver PHOLIO          Account Value          Account Value              During
      Class A                   August 4, 2005        January 31, 2006            Period*
----------------------          --------------        ----------------          -------------
Actual                             $1,000.00                $1,039.80               $2.02
Hypothetical (5% return before
  expenses since inception)         1,000.00                 1,022.66                2.00


                                   Beginning
                                 Account Value
                                 July 31, 2005
                                --------------
Hypothetical (5% return before
  expenses six-month period)       $1,000.00                 1,023.16                2.04

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.40%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.


                                   Beginning               Ending              Expenses Paid
Wealth Preserver PHOLIO          Account Value          Account Value              During
      Class C                   August 4, 2005        January 31, 2006            Period*
----------------------          --------------        ----------------          -------------
Actual                             $1,000.00              $1,035.50               $5.77
Hypothetical (5% return before
  expenses since inception)         1,000.00               1,018.92                5.74


                                   Beginning
                                 Account Value
                                 July 31, 2005
                                 -------------
Hypothetical (5% return before
  expenses six-month period)       $1,000.00               1,019.34                5.87

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.15%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Wealth Preserver PHOLIO

FUND INVESTMENT ALLOCATION (UNAUDITED)                                   1/31/06

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Equity Funds               59%
Fixed-Income Funds         41


                            SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                       -------     ---------

MUTUAL FUNDS--98.2%

EQUITY FUNDS--40.7%
Phoenix Foreign Opportunities Fund Class A(c) ......     1,292     $ 26,944
Phoenix Fundamental Growth Fund Class A(b)(c) ......     6,391       70,367
Phoenix Global Utilities Fund Class A(c) ...........       801        8,307
Phoenix Growth & Income Fund Class A(c) ............     3,860       59,109
Phoenix International Strategies Fund Class A(c) ...     3,748       45,361
Phoenix Market Neutral Fund Class A(b)(c) ..........     2,048       23,684
Phoenix Real Estate Securities Fund Class A(c) .....       308        9,187
Phoenix Small-Cap Growth Fund Class A(b)(c) ........       511       17,691
Phoenix Small-Cap Value Fund Class A(c) ............       932       17,755
Phoenix Total Value Fund Class A(c) ................     6,468       69,141
                                                                   --------
                                                                    347,546
                                                                   --------


                                                        SHARES       VALUE
                                                       -------     ---------

FIXED-INCOME FUNDS--57.5%
Phoenix Bond Fund Class A(c) .......................    19,103     $196,192
Phoenix High Yield Securities Fund Class A(c) ......     5,018       50,024
Phoenix Institutional Bond Fund Class Y(c) .........     6,320      196,424

Phoenix Multi-Sector Short Term Bond
Fund Class A(c) ....................................    10,435       49,254
                                                                   --------
                                                                    491,894
                                                                   --------
---------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $823,294)                                          839,440
---------------------------------------------------------------------------

TOTAL INVESTMENTS--98.2%
(IDENTIFIED COST $823,294)                                          839,440(a)
Other assets and liabilities, net--1.8%                              15,710
                                                                  ---------
NET ASSETS--100.0%                                                $ 855,150
                                                                  =========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $20,103 and gross depreciation of $4,659 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $823,996.
(b) Non-income producing.
(c) Affiliated Fund.

                        See Notes to Financial Statements

Phoenix Wealth Preserver PHOLIO


                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value (Identified cost $823,294)           $839,440
Cash                                                                   5,353
Receivables
   Receivable from adviser                                            21,625
   Investment securities sold                                          7,147
   Dividends                                                             151
Prepaid expenses                                                      15,454
                                                                    --------
Total assets                                                         889,170
                                                                    --------
LIABILITIES
Payables
   Investment securities purchased                                       157
   Professional fee                                                   11,643
   Financial agent fee                                                 8,668
   Transfer agent fee                                                  6,114
   Trustees' fee                                                       2,678
   Printing fee                                                        2,191
   Distribution and service fees                                          85
   Other accrued expenses                                              2,484
                                                                    --------
Total liabilities                                                     34,020
                                                                    --------
NET ASSETS                                                          $855,150
                                                                    ========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $835,246
Distributions in excess of net investment income                        (940)
Accumulated net realized gain                                          4,698
Net unrealized appreciation                                           16,146
                                                                    --------
NET ASSETS                                                          $855,150
                                                                    ========

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $690,457)                      67,246
Net asset value per share                                             $10.27
Offering price per share $10.27/(1-5.75%)                             $10.90

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $164,693)                      16,045
Net asset value and offering price per share                          $10.26



                             STATEMENT OF OPERATIONS
                FROM INCEPTION AUGUST 4, 2005 TO JANUARY 31, 2006
                                  (UNAUDITED)

INVESTMENT INCOME
Income distributions received from affiliated funds                $   8,807
Interest                                                                 295
                                                                   ---------
     Total investment income                                           9,102
                                                                   ---------
EXPENSES
Investment advisory fee                                                  239
Distribution and service fees, Class C                                   397
Financial agent fee                                                   37,192
Transfer agent                                                        18,520
Registration                                                          18,004
Professional                                                          12,638
Trustees                                                              12,013
Custodian                                                              3,877
Printing                                                               2,567
Miscellaneous                                                          5,442
                                                                   ---------
     Total expenses                                                  110,889
Less expenses reimbursed by investment adviser                      (109,219)
Custodian fees paid indirectly                                          (317)
                                                                   ---------
     Net expenses                                                      1,353
                                                                   ---------
NET INVESTMENT INCOME (LOSS)                                           7,749
                                                                   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments
   from affiliated funds                                                (553)
Capital gain distributions from affiliated funds                       5,251
Net change in unrealized appreciation (depreciation)
   on investments from affiliated funds                               16,146
                                                                   ---------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS                  20,844
                                                                   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $  28,593
                                                                   =========

                        See Notes to Financial Statements

Phoenix Wealth Preserver PHOLIO


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                             From Inception
                                                                                            August 4, 2005 to
                                                                                            January 31, 2006
                                                                                               (Unaudited)
                                                                                             ----------------
FROM OPERATIONS
   Net investment income (loss)                                                                 $  7,749
   Net realized gain (loss)                                                                        4,698
   Net change in unrealized appreciation (depreciation)                                           16,146
                                                                                                --------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    28,593
                                                                                                --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                 (7,713)
   Net investment income, Class C                                                                   (976)
                                                                                                --------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                      (8,689)
                                                                                                --------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (67,381 shares)                                                 674,760
   Net asset value of shares issued from reinvestment of distributions (762 shares)                7,713
   Cost of shares repurchased (897 shares)                                                        (8,990)
                                                                                                --------
Total                                                                                            673,483
                                                                                                --------
CLASS C
   Proceeds from sales of shares (15,959 shares)                                                 160,892
   Net asset value of shares issued from reinvestment of distributions (96 shares)                   976
   Cost of shares repurchased (10 shares)                                                           (105)
                                                                                                --------
Total                                                                                            161,763
                                                                                                --------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                     835,246
                                                                                                --------
   NET INCREASE (DECREASE) IN NET ASSETS                                                         855,150

NET ASSETS
   Beginning of period                                                                                --
                                                                                                --------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF ($940)]         $855,150
                                                                                                ========

                        See Notes to Financial Statements

Phoenix Wealth Preserver PHOLIO


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                                               ----------------
                                                                FROM INCEPTION
                                                               AUGUST 4, 2005 TO
                                                               JANUARY 31, 2006
                                                                 (UNAUDITED)
                                                               ----------------
Net asset value, beginning of period                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                    0.18
   Capital gain distributions received from affiliated funds(3)       0.12
   Net realized and unrealized gain (loss)                            0.10
                                                                    ------
      TOTAL FROM INVESTMENT OPERATIONS                                0.40
                                                                    ------
LESS DISTRIBUTIONS
   Dividends from net investment income                              (0.13)
                                                                    ------
      TOTAL DISTRIBUTIONS                                            (0.13)
                                                                    ------
Change in net asset value                                             0.27
                                                                    ------
NET ASSET VALUE, END OF PERIOD                                      $10.27
                                                                    ======
Total return(1)                                                       3.98%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                 $690
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                          0.40%(5)
   Gross operating expenses(2)                                       43.49%(5)
   Net investment income (loss)                                       3.65%(5)
Portfolio turnover                                                      19%(4)


                                                                    CLASS C
                                                               ----------------
                                                                FROM INCEPTION
                                                               AUGUST 4, 2005 TO
                                                               JANUARY 31, 2006
                                                                 (UNAUDITED)
                                                               ----------------

Net asset value, beginning of period                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                    0.09
   Capital gain distributions received from affiliated funds(3)       0.07
   Net realized and unrealized gain (loss)                            0.19
                                                                    ------
        TOTAL FROM INVESTMENT OPERATIONS                              0.35
                                                                    ------
LESS DISTRIBUTIONS
Dividends from net investment income                                 (0.09)
                                                                    ------
TOTAL DISTRIBUTIONS                                                  (0.09)
                                                                    ------
Change in net asset value                                             0.26
                                                                    ------
NET ASSET VALUE, END OF PERIOD                                      $10.26
                                                                    ======
Total return(1)                                                       3.55%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                 $165
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                          1.15%(5)
   Gross operating expenses(2)                                       57.21%(5)
   Net investment income (loss)                                       1.85%(5)
Portfolio turnover                                                      19%(4)

(1) Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Computed using average shares outstanding.
(4) Not annualized.
(5) Annualized.

                       See Notes to Financial Statements

PHOENIX CONSERVATIVE INCOME PHOLIO

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Conservative Income PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of these examples are based on an investment of $1,000 invested on inception date and held to January 31, 2006. The third lines of these examples are based on an investment of $1,000 invested on July 31, 2005 and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE
(since inception date)

   The first hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or the expenses you paid for the period. This example is based on the period from inception of the fund to January 31, 2006.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(for entire six-month period)

   The second hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from July 31, 2005, to January 31, 2006. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that for both the since inception and six-month examples, the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the hypothetical example of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.



   Conservative                   Beginning                Ending              Expenses Paid
  Income PHOLIO                 Account Value          Account Value              During
     Class A                    August 4, 2005        January 31, 2006            Period*
----------------------          --------------        ----------------          -------------
Actual                             $1,000.00              $1,020.60               $2.01
Hypothetical (5% return before
  expenses since inception)         1,000.00               1,022.66                2.00


                                  Beginning
                                Account Value
                                July 31, 2005
                                -------------
Hypothetical (5% return before
  expenses six-month period)       $1,000.00               1,023.16                2.04

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.40%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.



   Conservative                   Beginning                Ending             Expenses Paid
  Income PHOLIO                 Account Value          Account Value             During
     Class C                    August 4, 2005        January 31, 2006           Period*
----------------------          --------------        ----------------         ------------
Actual                             $1,000.00              $1,016.50               $5.71
Hypothetical (5% return before
  expenses since inception)         1,000.00               1,018.92                5.74


                                  Beginning
                                Account Value
                                July 31, 2005
                                -------------
Hypothetical (5% return before
  expenses six-month period)       $1,000.00               1,019.34                5.87

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.15%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Conservative Income PHOLIO


FUND INVESTMENT ALLOCATION (UNAUDITED)                                  1/31/06

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Fixed-Income Funds       79%
Equity Funds             21


                            SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)

                                                          SHARES    VALUE
                                                          ------   --------

MUTUAL FUNDS--94.1%

EQUITY FUNDS--19.6%
Phoenix Fundamental Growth Fund Class A(b)(c) ......         987   $ 10,865
Phoenix Global Utilities Fund Class A(c) ...........         241      2,499
Phoenix Growth & Income Fund Class A(c) ............         506      7,740
Phoenix International Strategies Fund Class A(c) ...         941     11,382
Phoenix Market Neutral Fund Class A(b)(c) ..........         625      7,214
Phoenix Real Estate Securities Fund Class A(c) .....          95      2,828
Phoenix Total Value Fund Class A(c) ................         994     10,631
                                                                   --------
                                                                     53,159
                                                                   --------


                                                          SHARES    VALUE
                                                          ------   --------

FIXED-INCOME FUNDS--74.5%
Phoenix Bond Fund Class A(c) .......................       7,802   $ 80,128
Phoenix High Yield Securities Fund Class A(c) ......       2,058     20,517
Phoenix Institutional Bond Fund Class Y(c) .........       2,599     80,790

Phoenix Multi-Sector Short Term Bond
Fund Class A(c) ....................................       4,217     19,905
                                                                   --------
                                                                    201,340
                                                                   --------
---------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $252,428)                                          254,499
---------------------------------------------------------------------------
TOTAL INVESTMENTS--94.1%
(IDENTIFIED COST $252,428)                                          254,499(a)
Other assets and liabilities, net--5.9%                              15,890
                                                                   --------
NET ASSETS--100.0%                                                 $270,389
                                                                   ========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,045 and gross depreciation of $1,853 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $254,307.
(b) Non-income producing.
(c) Affiliated Fund.

                        See Notes to Financial Statements

Phoenix Conservative Income PHOLIO


                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value (Identified cost $252,428)           $254,499
Cash                                                                   4,241
Receivables
   Receivable from adviser                                            21,890
   Investment securities sold                                          8,260
   Dividends                                                             110
Prepaid expenses                                                      15,452
                                                                    --------
   Total assets                                                      304,452
                                                                    --------
LIABILITIES
Payables
   Investment securities purchased                                        78
   Professional fee                                                   11,643
   Financial agent fee                                                 8,668
   Transfer agent fee                                                  6,200
   Trustees' fee                                                       2,678
   Printing fee                                                        2,119
   Distribution and service fees                                          90
   Other accrued expenses                                              2,587
                                                                    --------
      Total liabilities                                               34,063
                                                                    --------
NET ASSETS                                                          $270,389
                                                                    ========

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $269,343
Distributions in excess of net investment income                        (658)
Accumulated net realized loss                                           (367)
Net unrealized appreciation                                            2,071
                                                                    --------
NET ASSETS                                                          $270,389
                                                                    ========

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $129,327)                      12,885
Net asset value per share                                             $10.04
Offering price per share $10.04/(1-5.75%)                             $10.65

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $141,062)                      14,061
Net asset value and offering price per share                          $10.03


                             STATEMENT OF OPERATIONS
                          FROM INCEPTION AUGUST 4, 2005
                               TO JANUARY 31, 2006
                                  (UNAUDITED)

INVESTMENT INCOME
Income distributions received from affiliated funds                  $ 4,402
Interest                                                                  87
                                                                     -------
     Total investment income                                           4,489
                                                                     -------
EXPENSES
Investment advisory fee                                                  116
Distribution and service fees, Class C                                   438
Financial agent fee                                                   37,193
Transfer agent                                                        18,502
Registration                                                          17,955
Professional                                                          12,637
Trustees                                                              12,014
Custodian                                                              3,175
Printing                                                               2,492
Miscellaneous                                                          5,442
                                                                     -------
     Total expenses                                                  109,964
Less expenses reimbursed by investment adviser                      (108,977)
Custodian fees paid indirectly                                           (82)
                                                                     -------
     Net expenses                                                        905
                                                                     -------
NET INVESTMENT INCOME (LOSS)                                           3,584
                                                                     -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds         (1,638)
Capital gain distributions from affiliated funds                       1,271
Net change in unrealized appreciation (depreciation)
   on investments from affiliated funds                                2,071
                                                                     -------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS                   1,704
                                                                     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                    $ 5,288
                                                                     =======

                        See Notes to Financial Statements

Phoenix Conservative Income PHOLIO


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                             From Inception
                                                                                            August 4, 2005 to
                                                                                            January 31, 2006
                                                                                               (Unaudited)
                                                                                             ----------------
FROM OPERATIONS
   Net investment income (loss)                                                                 $  3,584
   Net realized gain (loss)                                                                         (367)
   Net change in unrealized appreciation (depreciation)                                            2,071
                                                                                                --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        5,288
                                                                                                --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                 (2,385)
   Net investment income, Class C                                                                 (1,857)
                                                                                                --------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                      (4,242)
                                                                                                --------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (16,820 shares)                                                 168,501
   Net asset value of shares issued from reinvestment of distributions (181 shares)                1,807
   Cost of shares repurchased (4,116 shares)                                                     (41,305)
                                                                                                --------
Total                                                                                            129,003
                                                                                                --------
CLASS C
   Proceeds from sales of shares (13,879 shares)                                                 138,528
   Net asset value of shares issued from reinvestment of distributions (187 shares)                1,857
   Cost of shares repurchased (5 shares)                                                             (45)
                                                                                                --------
Total                                                                                            140,340
                                                                                                --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                        269,343
                                                                                                --------
NET INCREASE (DECREASE) IN NET ASSETS                                                            270,389

NET ASSETS
   Beginning of period                                                                                --
                                                                                                --------
END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF ($658)]            $270,389
                                                                                                ========

                        See Notes to Financial Statements

Phoenix Conservative Income PHOLIO

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                                               ----------------
                                                                FROM INCEPTION
                                                               AUGUST 4, 2005 TO
                                                               JANUARY 31, 2006
                                                                 (UNAUDITED)
                                                               ----------------
Net asset value, beginning of period                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                    0.17
   Capital gain distributions received from affiliated funds(3)       0.06
   Net realized and unrealized gain (loss)                           (0.02)
                                                                    ------
      TOTAL FROM INVESTMENT OPERATIONS                                0.21
                                                                    ------
LESS DISTRIBUTIONS
   Dividends from net investment income                              (0.17)
                                                                    ------
      TOTAL DISTRIBUTIONS                                            (0.17)
                                                                    ------
Change in net asset value                                             0.04
                                                                    ------
NET ASSET VALUE, END OF PERIOD                                      $10.04
                                                                    ======
Total return(1)                                                       2.06%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                 $129
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                          0.40%(5)
   Gross operating expenses(2)                                       93.86%(5)
   Net investment income (loss)                                       3.48%(5)
Portfolio turnover                                                     114%(4)


                                                                    CLASS C
                                                               ----------------
                                                                FROM INCEPTION
                                                               AUGUST 4, 2005 TO
                                                               JANUARY 31, 2006
                                                                 (UNAUDITED)
                                                               ----------------
Net asset value, beginning of period                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                    0.13
   Capital gain distributions received from affiliated funds(3)       0.05
   Net realized and unrealized gain (loss)                           (0.02)
                                                                    ------
      TOTAL FROM INVESTMENT OPERATIONS                                0.16
                                                                    ------
LESS DISTRIBUTIONS
   Dividends from net investment income                              (0.13)
                                                                    ------
      TOTAL DISTRIBUTIONS                                            (0.13)
                                                                    ------
Change in net asset value                                             0.03
                                                                    ------
NET ASSET VALUE, END OF PERIOD                                      $10.03
                                                                    ======
Total return(1)                                                       1.65%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                 $141
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                          1.15%(5)
   Gross operating expenses(2)                                       94.73%(5)
   Net investment income (loss)                                       2.68%(5)
Portfolio turnover                                                     114%(4)

(1) Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Computed using average shares outstanding.
(4) Not annualized.
(5) Annualized.

                        See Notes to Financial Statements

PHOENIX DIVERSIFIER PHOLIO

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Diversifier PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of these examples are based on an investment of $1,000 invested on inception date and held to January 31, 2006. The third lines of these examples are based on an investment of $1,000 invested on July 31, 2005 and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE
(since inception date)

   The first hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or the expenses you paid for the period. This example is based on the period from inception of the fund to January 31, 2006.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(for entire six-month period)

   The second hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from July 31, 2005, to January 31, 2006. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that for both the since inception and six-month examples, the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the hypothetical example of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


   Diversifier                    Beginning                Ending             Expenses Paid
     PHOLIO                     Account Value          Account Value             During
     Class A                  November 30, 2005       January 31, 2006           Period*
----------------------        -----------------       ----------------         ------------
Actual                             $1,000.00              $1,021.10               $0.33
Hypothetical (5% return
  before expenses since
  inception)                        1,000.00               1,008.02                0.34

                                  Beginning
                                Account Value
                               July 31, 2005
                               --------------
Hypothetical (5% return before
  expenses six-month period)       $1,000.00               1,024.18                1.02

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.20%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.



   Diversifier                    Beginning                Ending             Expenses Paid
     PHOLIO                     Account Value          Account Value             During
     Class C                  November 30, 2005       January 31, 2006           Period*
----------------------        -----------------       ----------------         ------------
Actual                             $1,000.00              $1,019.50               $1.61
Hypothetical (5% return
  before expenses since
  inception)                        1,000.00               1,006.76                1.59



                                  Beginning
                                Account Value
                               July 31, 2005
                               --------------
Hypothetical (5% return before
  expenses six-month period)       $1,000.00               1,020.36                4.85

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 0.95%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Diversifier PHOLIO

FUND INVESTMENT ALLOCATION (UNAUDITED)                                   1/31/06

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Equity Funds          100%


                            SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)

                                                          SHARES    VALUE
                                                          ------   --------

MUTUAL FUNDS--83.4%

EQUITY FUNDS--83.4%
Phoenix Global Utilities Fund Class A(c) .............    3,459    $ 35,868
Phoenix Market Neutral Fund Class A(b)(c) ............    7,387      85,394
Phoenix Real Estate Securities Fund Class A(c) .......    1,698      50,686
---------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $169,890)                                          171,948
---------------------------------------------------------------------------


                                                                    VALUE
                                                                   --------

TOTAL INVESTMENTS--83.4%
(IDENTIFIED COST $169,890)                                         $171,948(a)
Other assets and liabilities, net--16.6%                             34,132
                                                                   --------
NET ASSETS--100.0%                                                 $206,080
                                                                   ========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,148 and gross depreciation of $1,243 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $170,043.
(b) Non-income producing.
(c) Affiliated Fund.

                                See Notes to Financial Statements

Phoenix Diversifier PHOLIO


                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value (Identified cost $169,890)           $171,948
Cash                                                                  11,384
Receivables
   Receivable from adviser                                            19,668
Prepaid expenses                                                      27,543
                                                                    --------
      Total assets                                                   230,543
                                                                    --------
LIABILITIES
Payables
   Financial agent fee                                                 6,863
   Transfer agent fee                                                  6,418
   Professional fee                                                    3,169
   Custodian fee                                                       2,759
   Trustees' fee                                                       2,681
   Printing fee                                                        1,572
   Distribution and service fees                                          65
   Other accrued expenses                                                936
                                                                    --------
      Total liabilities                                               24,463
                                                                    --------
NET ASSETS                                                          $206,080
                                                                    ========

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $202,748
Distributions in excess of net investment income                        (154)
Accumulated net realized gain                                          1,428
Net unrealized appreciation                                            2,058
                                                                    --------
NET ASSETS                                                          $206,080
                                                                    ========

CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $104,125)                       10,241
Net asset value per share                                             $10.17
Offering price per share $10.17/(1-5.75%)                             $10.79

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $101,955)                       10,034
Net asset value and offering price per share                          $10.16


                             STATEMENT OF OPERATIONS
                        FROM INCEPTION NOVEMBER 30, 2005
                               TO JANUARY 31, 2006
                                  (UNAUDITED)

INVESTMENT INCOME
Income distributions received from affiliated funds                  $   615
Interest                                                                 174
                                                                     -------
     Total investment income                                             789
                                                                     -------
EXPENSES
Investment advisory fee                                                   34
Distribution and service fees, Class C                                   127
Financial agent fee                                                   12,571
Transfer agent                                                         6,418
Registration                                                           6,073
Professional                                                           3,342
Custodian                                                              2,875
Trustees                                                               2,681
Printing                                                               1,572
Miscellaneous                                                          1,819
                                                                     -------
      Total expenses                                                  37,512
Less expenses reimbursed by investment adviser                       (37,201)
Custodian fees paid indirectly                                          (116)
                                                                     -------
      Net expenses                                                       195
                                                                     -------
NET INVESTMENT INCOME (LOSS)                                             594
                                                                     -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds            319
Capital gain distributions from affiliated funds                       1,109
Net change in unrealized appreciation (depreciation)
   on investments from affiliated funds                                2,058
                                                                     -------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS                   3,486
                                                                     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                                      $ 4,080
                                                                     =======

                        See Notes to Financial Statements

Phoenix Diversifier PHOLIO

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                             From Inception
                                                                                           November 30, 2005 to
                                                                                            January 31, 2006
                                                                                               (Unaudited)
                                                                                           --------------------
FROM OPERATIONS
   Net investment income (loss)                                                                 $    594
   Net realized gain (loss)                                                                        1,428
   Net change in unrealized appreciation (depreciation)                                            2,058
                                                                                                --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        4,080
                                                                                                --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                   (408)
   Net investment income, Class C                                                                   (340)
                                                                                                --------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                        (748)
                                                                                                --------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (10,200 shares)                                                 102,000
   Net asset value of shares issued from reinvestment of distributions (41 shares)                   408
                                                                                                --------
Total                                                                                            102,408
                                                                                                --------
CLASS C
   Proceeds from sales of shares (10,000 shares)                                                 100,000
   Net asset value of shares issued from reinvestment of distributions (34 shares)                   340
                                                                                                --------
Total                                                                                            100,340
                                                                                                --------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                     202,748
                                                                                                --------
   NET INCREASE (DECREASE) IN NET ASSETS                                                         206,080
NET ASSETS
   Beginning of period                                                                                --
                                                                                                --------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF ($154)]         $206,080
                                                                                                ========

                        See Notes to Financial Statements

Phoenix Diversifier PHOLIO

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                   CLASS A
                                                            --------------------
                                                               FROM INCEPTION
                                                            NOVEMBER 30, 2005 TO
                                                              JANUARY 31, 2006
                                                                (UNAUDITED)
                                                            --------------------
Net asset value, beginning of period                               $10.00
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(3)                                 0.04
     Capital gain distributions received from affiliated funds(3)    0.05
     Net realized and unrealized gain (loss)                         0.12
                                                                   ------
TOTAL FROM INVESTMENT OPERATIONS                                     0.21
                                                                   ------
LESS DISTRIBUTIONS
   Dividends from net investment income                             (0.04)
                                                                   ------
     TOTAL DISTRIBUTIONS                                            (0.04)
                                                                   ------
Change in net asset value                                            0.17
                                                                   ------
NET ASSET VALUE, END OF PERIOD                                     $10.17
                                                                   ======
Total return(1)                                                      2.11%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                $104
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                         0.20%(5)
   Gross operating expenses(2)                                     109.83%(5)
   Net investment income (loss)                                      2.12%(5)
Portfolio turnover                                                    101%(4)


                                                                   CLASS C
                                                            --------------------
                                                               FROM INCEPTION
                                                            NOVEMBER 30, 2005 TO
                                                              JANUARY 31, 2006
                                                                (UNAUDITED)
                                                            --------------------
Net asset value, beginning of period                               $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                   0.02
   Capital gain distributions received from affiliated funds(3)      0.05
   Net realized and unrealized gain (loss)                           0.12
                                                                   ------
      TOTAL FROM INVESTMENT OPERATIONS                               0.19
                                                                   ------
LESS DISTRIBUTIONS
Dividends from net investment income                                (0.03)
                                                                   ------
TOTAL DISTRIBUTIONS                                                 (0.03)
                                                                   ------
Change in net asset value                                            0.16
                                                                   ------
NET ASSET VALUE, END OF PERIOD                                     $10.16
                                                                   ======
Total return(1)                                                      1.95%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                $102
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                         0.95%(5)
   Gross operating expenses(2)                                     110.53%(5)
   Net investment income (loss)                                      1.36%(5)
Portfolio turnover                                                    101%(4)

(1) Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Computed using average shares outstanding.
(4) Not annualized.
(5) Annualized.


                       See Notes to Financial Statements

PHOENIX INTERNATIONAL PHOLIO


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the International PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of these examples are based on an investment of $1,000 invested on inception date and held to January 31, 2006. The third lines of these examples are based on an investment of $1,000 invested on July 31, 2005 and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE
(since inception date)

   The first hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or the expenses you paid for the period. This example is based on the period from inception of the fund to January 31, 2006.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(for entire six-month period)

   The second hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from July 31, 2005, to January 31, 2006. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that for both the since inception and six-month examples, the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the hypothetical example of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.



   International                  Beginning                Ending             Expenses Paid
     PHOLIO                     Account Value          Account Value             During
     Class A                  November 30, 2005       January 31, 2006           Period*
----------------------        -----------------       ----------------         ------------
Actual                             $1,000.00              $1,062.80               $0.34
Hypothetical (5% return
  before expenses since
  inception)                        1,000.00               1,008.02                0.34



                                  Beginning
                                Account Value
                                July 31, 2005
                                -------------
Hypothetical (5% return before
  expenses six-month period)       $1,000.00               1,024.18                1.02

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.20%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

 FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.



   International                  Beginning                Ending             Expenses Paid
     PHOLIO                     Account Value          Account Value             During
     Class C                  November 30, 2005       January 31, 2006           Period*
----------------------        -----------------       ----------------         ------------
Actual                             $1,000.00              $1,061.10               $1.63
Hypothetical (5% return
  before expenses since
  inception)                        1,000.00               1,006.76                1.59

                                  Beginning
                                Account Value
                                July 31, 2005
                                -------------
Hypothetical (5% return before
  expenses six-month period)       $1,000.00               1,020.36                4.85

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 0.95%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix International PHOLIO

FUND INVESTMENT ALLOCATION (UNAUDITED)                                   1/31/06

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Equity Funds              95%
Fixed-Income Funds         5




                            SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)

                                                          SHARES    VALUE
                                                          ------   --------

MUTUAL FUNDS--85.7%

EQUITY FUNDS--81.6%
Phoenix Foreign Opportunities Fund Class A(b) .........    3,151   $ 65,733
Phoenix Global Utilities Fund Class A(b) ..............    1,903     19,735
Phoenix International Strategies Fund Class A(b) ......    9,134    110,517
                                                                   --------
                                                                    195,985
                                                                   --------

FIXED-INCOME FUNDS--4.1%
Phoenix Emerging Markets Bond Fund(b) .................    1,132      9,897
---------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $197,373)                                          205,882
---------------------------------------------------------------------------


                                                                    VALUE
                                                                   --------

TOTAL INVESTMENTS--85.7%
(IDENTIFIED COST $197,373)                                         $205,882(a)
Other assets and liabilities, net--14.3%                             34,411
                                                                   --------
NET ASSETS--100.0%                                                 $240,293
                                                                   ========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,130 and gross depreciation of $0 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $197,752.
(b) Affiliated Fund.

                        See Notes to Financial Statements

Phoenix International PHOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value (Identified cost $197,373)           $205,882
Cash                                                                  11,782
Receivables
   Receivable from adviser                                            19,664
Prepaid expenses                                                      27,543
                                                                    --------
      Total assets                                                   264,871
                                                                    --------
LIABILITIES
Payables
   Financial agent fee                                                 6,863
   Transfer agent fee                                                  6,418
   Professional fee                                                    3,168
   Custodian fee                                                       2,759
   Trustees' fee                                                       2,681
   Printing fee                                                        1,572
   Distribution and service fees                                          67
   Other accrued expenses                                              1,050
                                                                    --------
      Total liabilities                                               24,578
                                                                    --------
NET ASSETS                                                          $240,293
                                                                    ========

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $228,719
Distributions in excess of net investment income                         (93)
Accumulated net realized gain                                          3,158
Net unrealized appreciation                                            8,509
                                                                    --------
NET ASSETS                                                          $240,293
                                                                    ========

CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $134,179)                       12,747
Net asset value per share                                             $10.53
Offering price per share $10.53/(1-5.75%)                             $11.17

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $106,114)                       10,087
Net asset value and offering price per share                          $10.52


                             STATEMENT OF OPERATIONS
                        FROM INCEPTION NOVEMBER 30, 2005
                               TO JANUARY 31, 2006
                                  (UNAUDITED)


INVESTMENT INCOME
Income distributions received from affiliated funds                   $  1,965
Interest                                                                   174
                                                                      --------
     Total investment income                                             2,139
                                                                      --------
EXPENSES
Investment advisory fee                                                     38
Distribution and service fees, Class C                                     129
Financial agent fee                                                     12,570
Transfer agent                                                           6,418
Registration                                                             6,073
Professional                                                             3,342
Custodian                                                                2,845
Trustees                                                                 2,680
Printing                                                                 1,572
Miscellaneous                                                            1,820
                                                                      --------
     Total expenses                                                     37,487
Less expenses reimbursed by investment adviser                         (37,197)
Custodian fees paid indirectly                                             (86)
                                                                      --------
     Net expenses                                                          204
                                                                      --------
NET INVESTMENT INCOME (LOSS)                                             1,935
                                                                      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds             (369)
Capital gain distributions from affiliated funds                         3,527
Net change in unrealized appreciation (depreciation)
   on investments from affiliated funds                                  8,509
                                                                      --------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS                    11,667
                                                                      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $ 13,602
                                                                      ========

                        See Notes to Financial Statements

Phoenix International PHOLIO

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                             From Inception
                                                                                           November 30, 2005 to
                                                                                            January 31, 2006
                                                                                               (Unaudited)
                                                                                           --------------------
FROM OPERATIONS
   Net investment income (loss)                                                                 $  1,935
   Net realized gain (loss)                                                                        3,158
   Net change in unrealized appreciation (depreciation)                                            8,509
                                                                                                --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                       13,602
                                                                                                --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                 (1,148)
   Net investment income, Class C                                                                   (880)
                                                                                                --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                         (2,028)
                                                                                                --------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (12,634 shares)                                                 126,691
   Net asset value of shares issued from reinvestment of distributions (113 shares)                1,148
                                                                                                --------
Total                                                                                            127,839
                                                                                                --------
CLASS C
   Proceeds from sales of shares (10,000 shares)                                                 100,000
   Net asset value of shares issued from reinvestment of distributions (87 shares)                   880
                                                                                                --------
Total                                                                                            100,880
                                                                                                --------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                     228,719
                                                                                                --------
   NET INCREASE (DECREASE) IN NET ASSETS                                                         240,293

NET ASSETS
   Beginning of period                                                                               --
                                                                                                --------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF ($93)]          $240,293
                                                                                                ========

                        See Notes to Financial Statements

Phoenix International PHOLIO

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                   CLASS A
                                                            --------------------
                                                               FROM INCEPTION
                                                            NOVEMBER 30, 2005 TO
                                                              JANUARY 31, 2006
                                                                (UNAUDITED)
                                                            --------------------
Net asset value, beginning of period                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                    0.09
   Capital gain distributions received from affiliated funds(3)       0.16
   Net realized and unrealized gain (loss)                            0.37
                                                                    ------
      TOTAL FROM INVESTMENT OPERATIONS                                0.62
                                                                    ------
LESS DISTRIBUTIONS
   Dividends from net investment income                              (0.09)
                                                                    ------
      TOTAL DISTRIBUTIONS                                            (0.09)
                                                                    ------
Change in net asset value                                             0.53
                                                                    ------
NET ASSET VALUE, END OF PERIOD                                      $10.53
                                                                    ======
Total return(1)                                                       6.28%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                 $134
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                          0.20%(5)
   Gross operating expenses(2)                                       98.97%(5)
   Net investment income (loss)                                       5.46%(5)
Portfolio turnover                                                      11%(4)


                                                                   CLASS C
                                                            --------------------
                                                               FROM INCEPTION
                                                            NOVEMBER 30, 2005 TO
                                                              JANUARY 31, 2006
                                                                (UNAUDITED)
                                                            --------------------
Net asset value, beginning of period                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                    0.08
   Capital gain distributions received from affiliated funds(3)       0.16
   Net realized and unrealized gain (loss)                            0.37
                                                                    ------
      TOTAL FROM INVESTMENT OPERATIONS                                0.61
                                                                    ------
LESS DISTRIBUTIONS
   Dividends from net investment income                              (0.09)
                                                                    ------
      TOTAL DISTRIBUTIONS                                            (0.09)
                                                                    ------
Change in net asset value                                             0.52
                                                                    ------
NET ASSET VALUE, END OF PERIOD                                      $10.52
                                                                    ======
Total return(1)                                                       6.11%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                 $106
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                          0.95%(5)
   Gross operating expenses(2)                                       99.53%(5)
   Net investment income (loss)                                       4.71%(5)
Portfolio turnover                                                      11%(4)

(1) Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Computed using average shares outstanding.
(4) Not annualized.
(5) Annualized.

                       See Notes to Financial Statements

PHOENIX PHOLIOS SM
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2006 (UNAUDITED)


1. ORGANIZATION

   Phoenix PHOLIOsSM (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Each PHOLIO is a fund of funds. Currently seven funds are offered for sale (each a "Fund"). The Phoenix Wealth Accumulator PHOLIO ("Wealth Accumulator PHOLIO") is diversified and has an investment objective of seeking long-term capital appreciation. The Phoenix Wealth Builder PHOLIO ("Wealth Builder PHOLIO") is diversified and has an investment objective of seeking long-term capital appreciation. The Phoenix Wealth Guardian PHOLIO ("Wealth Guardian PHOLIO") is diversified and has an investment objective of long-term capital appreciation and current income. The Phoenix Wealth Preserver PHOLIO ("Wealth Preserver PHOLIO") is diversified and has an investment objective of seeking long-term capital appreciation and current income. The Phoenix Conservative Income PHOLIO ("Conservative Income PHOLIO") is diversified and has an investment objective of seeking current income and capital preservation. The Phoenix Diversifier PHOLIO ("Diversifier PHOLIO") is diversified and has an investment objective of long-term capital appreciation. The Phoenix International PHOLIO ("International PHOLIO") is diversified and has an investment objective of long-term capital appreciation.

   The Funds offer the following classes of shares for sale:

                                       Class A    Class C
                                       Shares     Shares
                                       -------    -------
Wealth Accumulator PHOLIO                 X         X
Wealth Builder PHOLIO...............      X         X
Wealth Guardian PHOLIO..............      X         X
Wealth Preserver PHOLIO.............      X         X
Conservative Income PHOLIO..........      X         X
Diversifier PHOLIO..................      X         X
International PHOLIO................      X         X

   Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A Shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Investments in the underlying funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00pm eastern time).

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its sharehol ders. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative

PHOENIX PHOLIOS SM
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2006 (UNAUDITED) (CONTINUED)


allocation method can be more appropriately made. In addition to the Net Annual Fund Operating Expenses that the Funds bear directly, the shareholders indirectly bear the Fund's pro-rata expenses of the underlying mutual funds in which each Fund invests.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc, ("PIC") (the "Adviser"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.10% of the average daily net assets of each Fund.

   As a Fund of funds, however, each underlying affiliated mutual fund's adviser manages the daily investments of the underlying affiliated mutual fund's portfolio and receives a management fee for this service.

   The Adviser has contractually agreed to limit each Fund's total operating expenses, (excluding interest, taxes, extraordinary expenses, and indirect expenses from the underlying mutual funds) through November 30, 2006, so that each Fund's expenses do not exceed the following amounts shown in the table:

                                          Class A    Class C
                                          Shares     Shares
                                          -------    -------
Wealth Accumulator PHOLIO...........       0.40%      1.15%
Wealth Builder PHOLIO...............       0.40%      1.15%
Wealth Guardian PHOLIO..............       0.52%      1.27%
Wealth Preserver PHOLIO.............       0.40%      1.15%
Conservative Income PHOLIO..........       0.40%      1.15%
Diversifier PHOLIO..................       0.20%      0.95%
International PHOLIO................       0.20%      0.95%

   The Adviser will not seek to recapture any reimbursed expenses under this arrangement.

   As Distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect, wholly-owned subsidiary of PNX, has advised each Fund that it retained net selling commissions and deferred sales charges for the six-month period ("the period") ended January 31, 2006, as follows:

                                             Class A          Class C
                                           Net Selling        Deferred
                                           Commissions      Sales Charges
                                           -----------      -------------
Wealth Accumulator PHOLIO...........        $   525            $    19
Wealth Builder PHOLIO...............         22,008             23,062
Wealth Guardian PHOLIO..............         13,227              2,762
Wealth Preserver PHOLIO.............             67                 --

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.75% for Class C shares. To avoid duplication of distribution and/or service fees, each class of shares of the funds have reduced the distribution and/or service fees by the amount of the underlying affiliated mutual funds' Class A and Class Y distribution and/or service fees.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended January 31, 2006, the Trust incurred financial agent fees totaling $218,120.

   PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended January 31, 2006, transfer agent fees were $180,238 as reported in the Statements of Operations, of which PEPCO retained the following:

Wealth Builder PHOLIO ....................  $15,695

   At January 31, 2006, PNX and its affiliates and the retirement plans of PNX and its affiliates, held shares which aggregated the following:

                                                   Aggregate Net
                                       Shares       Asset Value
                                       -------     -------------
Wealth Accumulator PHOLIO
   Class A..........................    10,048      $ 107,616
   Class C..........................    10,016        107,175
Wealth Preserver PHOLIO
   Class A..........................    10,125        103,979
   Class C..........................    10,093        103,552
Conservative Income PHOLIO
   Class A..........................    10,166        102,063
   Class C..........................    10,135        101,649
Diversifier PHOLIO
   Class A..........................    10,040        102,106
   Class C..........................    10,034        101,955
International PHOLIO
   Class A..........................    10,093        106,278
   Class C..........................    10,087        106,114

4. PURCHASES AND SALES OF UNDERLYING FUNDS

   Purchases and sales of the underlying funds for the period ended January 31, 2006, were as follows:

                                          Purchases          Sales
                                         -----------      -----------
Wealth Accumulator PHOLIO ..........     $ 2,507,186      $   119,911
Wealth Builder PHOLIO ..............      94,401,585       98,641,316
Wealth Guardian PHOLIO .............      39,675,336       39,877,858
Wealth Preserver PHOLIO ............         909,967           86,119
Conservative Income PHOLIO .........         497,271          243,204
Diversifier PHOLIO .................         339,676          170,104
International PHOLIO ...............         218,398           20,655

   There were no purchases or sales of long-term U.S. Government and agency securities.

PHOENIX PHOLIOS SM
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2006 (UNAUDITED) (CONTINUED)


5. 10% SHAREHOLDERS

   At January 31, 2006, the Funds had omnibus shareholder accounts, comprised of a group of individual shareholders (some affiliated shareholders as disclosed in Note 3), which individually amounted to more than 10% of the total shares outstanding as detailed below:

                                       % Shares
                                      Outstanding
                                      -----------

Wealth Accumulator PHOLIO.........        39%
Wealth Builder PHOLIO.............        49%
Wealth Guardian PHOLIO............        43%
Wealth Preserver PHOLIO...........        47%
Conservative Income PHOLIO........        89%
Diversifier PHOLIO................        99%
International PHOLIO..............        88%

   The Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by each Fund within each of its principal investment strategies may represent a significant portion of an underlying fund's net assets. At January 31, 2006, the Funds were the owner of record of the following approximate percentages of the total outstanding shares of the underlying funds as detailed below:

                                               Wealth        Wealth
                                               Builder      Guardian
                                               PHOLIO        PHOLIO
                                               -------      --------
Phoenix Bond Fund A ......................       27%           26%
Phoenix High Yield Securities Fund A .....       11%           10%
Phoenix Dynamic Growth Fund A ............       48%           18%
Phoenix Fundamental Growth Fund A.........       56%           22%
Phoenix Global Utilities Fund A...........       34%           --
Phoenix International Strategies Fund A ..       16%           --
Phoenix Total Value Fund A................       53%           21%

   The investments of the other funds do not represent greater than 10% of the underlying funds' total outstanding shares.

6. INDEMNIFICATIONS

   Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office, reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

8. SUBSEQUENT EVENT

   Effective February 7, 2006, the Adviser has contractually agreed to limit total operating expenses (excluding interest, taxes, extraordinary expenses, and indirect expenses from the underlying mutual funds) so that the expenses of the Funds below do not exceed the following percentages of average annual net assets:

                                    Class A Shares    Class C Shares
Wealth Accumulator PHOLIO.........        0.00%           0.75%
Wealth Builder PHOLIO.............        0.00%           0.75%
Wealth Guardian PHOLIO............        0.00%           0.75%
Wealth Preserver PHOLIO...........        0.00%           0.75%
Conservative Income PHOLIO........        0.00%           0.75%

   The Adviser will not seek to recapture any reimbursed expenses under this arrangement.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS FOR PHOENIX DIVERSIFIER AND INTERNATIONAL PHOLIOS (EACH A "FUND")
JANUARY 31, 2006 (UNAUDITED)


   The Board of Trustees (the "Board") is responsible for determining whether to approve each Fund's investment advisory agreement (the "Agreement").

   At a meeting held on August 17, 2005, the Board, including a majority of the independent Trustees, approved the Agreement for each Fund. Pursuant to each Agreement, Phoenix Investment Counsel, Inc. ("PIC") provides advisory services to the applicable Fund. PIC is an indirect wholly-owned subsidiary of Phoenix Investment Partners, Ltd. In evaluating each Agreement, the Board considered a variety of information relating to the applicable Fund and PIC. PIC personnel provided details focusing on the nature, extent and quality of services provided by PIC, cost of services and profitability to PIC, the possible economies of scale that would be realized due to each Fund's growth, whether fee levels would reflect such economies of scale for the benefit of investors, financial statement information and advisory expenses, among other things.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Agreement was in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature, extent and quality of the overall services that would be provided by PIC and its affiliates to each Fund and its shareholders. In addition to expenses of each Fund discussed later, the Board's opinion was based, in part, upon services provided to funds currently advised by PIC such as quarterly reports provided by PIC comparing the performance of each fund advised by it with a peer group and benchmark and reports showing that the investment policies and restrictions for each fund were followed, as well as other reports furnished to the Board covering matters such as the compliance of investment personnel and other access persons with PIC's and each fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commission reports and presentations regarding the economic environment and general investment outlook. The Board also noted the extent of benefits that would be provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 50 mutual funds and several institutional clients. Consideration was also given to the Funds' portfolio manager and the general method of compensation. With respect to the background of the portfolio manager, the Board was satisfied with his 17 years of investment experience. With respect to compensation, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds that he managed so as to align his interests with those of the respective Fund's shareholders. The Board also considered the transfer agent and shareholder services that would be provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. Because each Fund had not commenced operations, the Board could not evaluate prior investment performance for each Fund.

   MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of each Fund. With respect to the cost of services and profits to be realized by PIC, the Board noted that, although Fund total expenses were expected to be approximately 0.94% for Class A shares and 1.69% for Class C shares, excluding underlying fund expenses, management had committed to waiving or reimbursing fees so that Class A share expenses would be capped at 0.40% and Class C share expenses would be capped at 1.15%. The Board noted that, due to the extensive reimbursement payments to each Fund by PIC, expenses would exceed any revenue generated by each Fund to PIC. The Board therefore concluded that the profitability to PIC from each Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also considered the management fee for each Fund as well as total Fund expenses. With respect to the proposed advisory fee of 0.10%, the Board noted management's representation that the fee was below the average based on its comparison of other asset allocation fund-of-funds.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS FOR PHOENIX DIVERSIFIER AND INTERNATIONAL PHOLIOS (EACH A "FUND")
JANUARY 31, 2006 (UNAUDITED) (CONTINUED)


Management's representation was based on its review of a group of 7 competing funds in which the average advisory fee rate was 0.22%. Although the total projected shareholder expenses were expected to be approximately 0.94% for Class A shares and 1.69% for Class C shares, the Board noted that management had committed to waiving or reimbursing fees so that Class A share and Class C expenses would be capped. Noting the fee waivers, the Board concluded that the advisory fee and the total expenses for each Fund were reasonable.

   ECONOMIES OF SCALE. The Board noted that, although each Fund had a flat .10% management fee, each Fund could achieve economies of scale as assets grew to cover fixed costs. The Board therefore concluded that shareholders would have an opportunity to benefit from economies of scale.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS FOR PHOENIX ACCUMULATOR, WEALTH PRESERVER AND CONSERVATIVE INCOME PHOLIOS (EACH A "FUND")
JANUARY 31, 2006 (UNAUDITED)


   The Board of Trustees (the "Board") is responsible for determining whether to approve each Fund's investment advisory agreement (the "Agreement").

   At a meeting held on June 13, 2005, the Board, including a majority of the independent Trustees, approved the Agreement for each Fund. Pursuant to each Agreement, Phoenix Investment Counsel, Inc. ("PIC") provides advisory services to the applicable Fund. PIC is an indirect wholly-owned subsidiary of Phoenix Investment Partners, Ltd. In evaluating each Agreement, the Board considered a variety of information relating to the applicable Fund and PIC. PIC personnel provided details focusing on the nature, extent and quality of services provided by PIC, cost of services and profitability to PIC, the possible economies of scale that would be realized due to each Fund's growth, whether fee levels would reflect such economies of scale for the benefit of investors, financial statement information and advisory expenses, among other things.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Agreement was in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature, extent and quality of the overall services that would be provided by PIC and its affiliates to each Fund and its shareholders. In addition to expenses of each Fund discussed later, the Board's opinion was based, in part, upon services provided to funds currently advised by PIC such as quarterly reports provided by PIC comparing the performance of each fund advised by it with a peer group and benchmark and reports showing that the investment policies and restrictions for each fund were followed, as well as other reports furnished to the Board covering matters such as the compliance of investment personnel and other access persons with PIC's and each fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commission reports and presentations regarding the economic environment and general investment outlook. The Board also noted the extent of benefits that would be provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 50 mutual funds and several institutional clients. Consideration was also given to the Funds' portfolio manager and the general method of compensation. With respect to the background of the portfolio manager, the Board was satisfied with his 17 years of investment experience. With respect to compensation, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds that he managed so as to align his interests with those of the respective Fund's shareholders. The Board also considered the transfer agent and shareholder services that would be provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. Because each Fund had not commenced operations, the Board could not evaluate prior investment performance for each Fund.

   MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of each Fund. With respect to the cost of services and profits to be realized by PIC, the Board noted that, although Fund total expenses were expected to be approximately 0.94% for Class A shares and 1.69% for Class C shares, excluding underlying fund expenses, management had committed to waiving or reimbursing fees so that Class A share expenses would be capped at 0.40% and Class C share expenses would be capped at 1.15%. The Board noted that, due to the extensive reimbursement payments to each Fund by PIC, expenses would exceed any revenue generated by each Fund to PIC. The Board therefore concluded that the profitability to PIC from each Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also considered the management fee for each Fund as well as total Fund expenses. With respect to the proposed advisory fee of 0.10%, the Board noted management's representation that the fee was below the average based on its comparison of other asset allocation fund-of-funds.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS FOR PHOENIX ACCUMULATOR, WEALTH PRESERVER AND CONSERVATIVE INCOME PHOLIOS (EACH A "FUND")
JANUARY 31, 2006 (UNAUDITED) (CONTINUED)


Management's representation was based on its review of a group of 7 competing funds in which the average advisory fee rate was 0.22%. Although the total projected shareholder expenses were expected to be approximately 0.94% for Class A shares and 1.69% for Class C shares, the Board noted that management had committed to waiving or reimbursing fees so that Class A share expenses would be capped at 0.40% and Class C share expenses would be capped at 1.15%. Noting the extensive fee waivers, the Board concluded that the advisory fee and the total expenses for each Fund were reasonable.

   ECONOMIES OF SCALE. The Board noted that, although each Fund had a flat .10% management fee, each Fund could achieve economies of scale as assets grew to cover fixed costs. The Board therefore concluded that shareholders would have an opportunity to benefit from economies of scale.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS FOR PHOENIX WEALTH BUILDER PHOLIO AND PHOENIX WEALTH GUARDIAN PHOLIO
(EACH A "FUND")
JANUARY 31, 2006 (UNAUDITED)


   The Board of Trustees (the "Board") is responsible for determining whether to approve each Fund's investment advisory agreement (the "Agreement").

   At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved renewal of the Agreement for each Fund. Pursuant to each Agreement, Phoenix Investment Counsel, Inc. ("PIC") provides advisory services to the applicable Fund. PIC is an indirect wholly-owned subsidiary of Phoenix Investment Partners, Ltd. In evaluating each Agreement, the Board considered a variety of information relating to the applicable Fund and PIC. PIC personnel provided details focusing on the nature, extent and quality of services provided by PIC, investment performance of each Fund, cost of services and profitability to PIC, the possible economies of scale that would be realized due to each Fund's growth, whether fee levels would reflect such economies of scale for the benefit of investors, financial statement information and expense comparisons with similarly situated funds, among other things.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving continuance of each Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Agreement was in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.


   NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature, extent and quality of the overall services provided by PIC and its affiliates to each Fund and its shareholders. In addition to investment performance and expenses of each Fund discussed later, the Board's opinion was based, in part, upon services such as quarterly reports provided by PIC comparing the performance of each fund advised by it with a peer group and benchmark and reports showing that the investment policies and restrictions for each Fund were followed, as well as other reports furnished to the Board covering matters such as the compliance of investment personnel and other access persons with PIC's and each Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commission reports and presentations regarding the economic environment and general investment outlook. The Board also noted the extent of benefits provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds with out a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 50 mutual funds and several institutional clients. Consideration was also given to the Funds' portfolio manager and the general method of compensation. With respect to the background of the portfolio manager the Board was satisfied with his 17 years of investment experience. With respect to compensation, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds that he managed so as to align his interests with those of Fund shareholders. The Board also considered the transfer agent and shareholder services provided Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for each Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of each Fund's Class C shares for the one year period ended September 30, 2005 and the year to date period ended September 30, 2005. The Board reviewed the investment performance of each Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that each Fund's performance year to date and for the one year period ending September 30, 2005 was below average relative to its peer group and that each Fund had underperformed its benchmark over the same periods. Fund management attributed the performance to the underperformance of the affiliated funds in which each Fund invested. Fund management also indicated that each Fund had recently changed its allocation of underlying funds in an effort to help performance and increase diversification. Fund management also noted that each Fund had an allocation to fixed income which would typically moderate performance. After discussion, the Board concluded that performance was acceptable given management's comments regarding attribution and the steps management had undertaken to improve the Funds' performance and diversification.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS FOR PHOENIX WEALTH BUILDER PHOLIO AND PHOENIX WEALTH GUARDIAN PHOLIO
(EACH A "FUND")
JANUARY 31, 2006 (UNAUDITED) (CONTINUED)


   MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of each Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitably of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing each of the Funds. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable but noted management's offer to review other possible allocation methods with the Board at a subsequent meeting. The Board noted that, due to extensive reimbursement payments to each Fund by PIC, expenses currently exceeded any revenue generated by each Fund to PIC. The Board concluded that the profitability to PIC from each Fund was reasonable.

   COMPARATIVE EXPENSES. The Board also placed significant emphasis on the review of expenses of each Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of each Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that the total expenses of each Fund were slightly less than the average total expenses for comparable funds and that the management fee at .10% was slightly less than the median for the peer group. The Board was satisfied with the management fee and total expenses of each Fund in comparison to its expense group as shown in the Lipper report and concluded that such fee and expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that, although each Fund had a flat .10% management fee, each Fund could achieve economies of scale as assets grew to cover fixed costs. The Board therefore concluded that shareholders would have an opportunity to benefit from economies of scale as assets of their respective Fund increased.

PHOENIX PHOLIOS SM
101 Munson Street
Greenfield, MA 01301



TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill(1)
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris(1)
James M. Oates
Donald B. Romans(1)
Richard E. Segerson

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
Nancy G. Curtiss, Chief Financial Officer and
   Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and
   Secretary

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------






INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06103-2836

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06102-5056

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06102-5056

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                                           1-800-243-1574
Advisor Consulting Group                                       1-800-243-4361
Telephone Orders                                               1-800-367-5877
Text Telephone                                                 1-800-243-1926
Web site                                                     PHOENIXFUNDS.COM



(1) Pursuant to the Trust's retirement policy, Messrs. Dill and Romans will retire from the Board on April 29, 2006, and Mr. Morris will retire from the Board immediately following its May 2006 meeting.

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




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




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

                                                                 --------------
                                                                   PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 LOUISVILLE, KY
                                                                 PERMIT NO 1051
                                                                 --------------


[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O.Box 150480
Hartford, CT 06115-0480





For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.



NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP1803
BPD25641                                                                    3-06




ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1)   Not applicable.

   (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)   Not applicable.

   (b)      Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   Phoenix PHOLIOs(SM)
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date           03/29/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date           03/29/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date           03/28/06
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.